SUBSEQUENT EVENTS (Details Textual) (Subsequent Event [Member], USD $)	12 Months Ended
Mar. 31, 2013
Series G Preferred Stock [Member]
Preferred Stock, Shares Authorized	1,375
Preferred Stock, Shares Issued	266
Lpc Agreement [Member]
Obligation To Purchase Common Stock Value On Issue	$ 10,000,000
Maximum Common Stock Value Directed To Purchase	80,000
Purchase Of Common Stock Increasing Value Per Purchase	$ 500,000
Common Stock Floor Price Per Share	$ 0.07
Maximum Percentage To Purchase Common Stock Shares	9.99%
Common Stock Shares Issued During Period	2,929,115
Common Stock Additional Shares To Be Issued During Period	2,929,115
Common Stock Shares Issued During Period1	4,785,084
Preferred Stock [Member]
Common Stock Issued For Derivative Interest	358,663
Common Stock [Member]
Convertible Preferred Stock, Shares Issued upon Conversion	3,800,000